As filed with Securities and Exchange Commission on September 25, 2020.

File Nos. 333-185762 811-03859

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 24	[X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 24	[X]

(Check Appropriate Box or Boxes)

------------

VARIABLE SEPARATE ACCOUNT

(Exact Name of Registrant)

AMERICAN GENERAL LIFE INSURANCE COMPANY

(Name of Depositor)

2727-A Allen Parkway, Houston, Texas 77019

(Address of Depositor's Principal Offices) (Zip Code)

Depositor's Telephone Number, including Area Code: (800) 871-2000

Manda Ghaferi, Esq.

American General Life Insurance Company

21650 Oxnard Street, Suite 750, Woodland Hills, California 91367

(Name and Address of Agent for Service for Depositor and Registrant)

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on October 13, 2020 pursuant to paragraph (b) of Rule 485 [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485 [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 23 was filed pursuant to Rule 485 (a) (1) under the Securities Act of 1933 and Amendment No. 23 was filed under the Investment Company Act of 1940 (collectively, the "Amendments") on July 30, 2020 and pursuant to Rule 485 (a) (1) would have become effective on September 28, 2020. Post- Effective Amendment No. 24 and Amendment No. 24 (collectively, the "Subsequent Amendments") are being filed pursuant to Rule (b) (1) (iii) for the sole purpose of designating October 13, 2020 as the new date upon which the Amendments shall become effective.

Parts A, B and C were filed in Registrant's Post-Effective Amendment No. 23 to Form N-4 on July 30, 2020 and are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Houston, and State of Texas, on this 25th day of September, 2020.

VARIABLE SEPARATE ACCOUNT (Registrant)

By: AMERICAN GENERAL LIFE INSURANCE COMPANY (On behalf of the Registrant and itself)

By: /s/ CRAIG A. ANDERSON

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CRAIG A. ANDERSON

SENIOR VICE PRESIDENT AND LIFE CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
*KEVIN T. HOGAN	Director, Chairman, Chief Executive	September 25, 2020
KEVIN T. HOGAN	Officer, and President
*KATHERINE A. ANDERSON	Director, Senior Vice President and	September 25, 2020
KATHERINE A. ANDERSON	Chief Risk Officer
*THOMAS J. DIEMER	Director, Executive Vice President and	September 25, 2020
THOMAS J. DIEMER	Chief Financial Officer
*TERRI N. FIEDLER	Director, Senior Vice President and	September 25, 2020
TERRI N. FIEDLER	Chief Distribution Officer
*MICHAEL P. HARWOOD	Director, Senior Vice President, Chief	September 25, 2020
MICHAEL P. HARWOOD	Actuary and Corporate Illustration Actuary
*JONATHAN J. NOVAK	Director and Chief Executive Officer,	September 25, 2020
JONATHAN J. NOVAK	Institutional Markets
*TODD P. SOLASH	Director and Chief Executive Officer,	September 25, 2020
TODD P. SOLASH	Individual Retirement
________________	Director, Senior Vice President and Chief
ALIREZA VASEGHI	Investment Officer
*ADAM C. WINSLOW	Director and Chief Executive Officer, Life	September 25, 2020
ADAM C. WINSLOW	Insurance
/s/ CRAIG A. ANDERSON	Senior Vice President and Life Controller	September 25, 2020
CRAIG A. ANDERSON
/s/_MANDA GHAFERI	Attorney-in-Fact	September 25, 2020
*MANDA GHAFERI